Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Document Period End Date	Mar. 31, 2019
Entity Registrant Name	Leo Holdings Corp.
Amendment Description	Amendment No. 1 to FORM S-4
Entity Central Index Key	0001725134
Trading Symbol	ck0001725134
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true